Parent Company Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 649	$ 9,173	$ 236	$ 737	$ 266	$ 556	$ 408	$ 514	$ 483	$ 10,412	$ 1,961	$ 1,621
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Provision for credit losses	250				176					3,255	950	718
Deferred income taxes (benefits)	(504)				(253)					5,825	45	518
Share-based compensation	94				27					246	124	105
Increase in other assets	(2,021)				225					159	(981)	1,092
Increase (decrease) in other liabilities	(703)				(5)					4,447	(443)	292
Net cash provided (used) by operating activities	(8,256)				(12,291)					(31,112)	740	3,995
CASH FLOWS FROM INVESTING ACTIVITIES:
Net decrease (increase) in loans outstanding	(17,534)				(13,818)					(48,765)	(45,679)	(48,799)
Net cash used in investing activities	(7,205)				(6,395)					11,413	(62,621)	(62,423)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increasein short-term borrowings	(7,595)				(10,031)					2,971	18,670	14,004
Net proceeds from issuance of common stock, net of cost										507	0	8,980
Cash dividends on preferred stock	(31)				(31)					(126)	(165)	(616)
Net cash (used in) provided by financing activities	19,490				7,926					8,480	61,256	76,584
Net (decrease) increase in cash and cash equivalents	4,029				(10,760)					(11,219)	(625)	18,156
Cash and cash equivalents at beginning of period	24,517			24,976	35,736				36,361	35,736	36,361	18,205
Cash and cash equivalents at end of period	28,546	24,517			24,976	35,736				24,517	35,736	36,361
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income										10,412	1,961	1,621
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Provision for credit losses										0	(3)	3
Deferred income taxes (benefits)										1	0	(1)
Share-based compensation										246	124	105
Equity in undistributed income of subsidiary										(10,693)	(2,261)	(1,856)
Increase in other assets										(3)	(22)	(1)
Increase (decrease) in other liabilities										4	(109)	(145)
Net cash provided (used) by operating activities										(33)	(294)	(275)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net decrease (increase) in loans outstanding										0	250	(250)
Investment in subsidiary										(750)	(8,500)	0
Net cash used in investing activities										(750)	(8,250)	(250)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increasein short-term borrowings										(107)	605	(802)
Net proceeds from issuance of common stock, net of cost										507	0	8,980
Cash dividends on preferred stock										(126)	(165)	(616)
Net cash (used in) provided by financing activities										274	440	7,562
Net (decrease) increase in cash and cash equivalents										(509)	(8,104)	7,037
Cash and cash equivalents at beginning of period					1,865				9,969	1,865	9,969	2,932
Cash and cash equivalents at end of period		$ 1,356				$ 1,865				$ 1,356	$ 1,865	$ 9,969